PRINCIPAL ACTIVITIES AND ORGANIZATION - VIE structure results and cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PRINCIPAL ACTIVITIES AND ORGANIZATION
Revenues	¥ 340,221	$ 48,651	¥ 331,190	¥ 424,016
Cost of revenues	107,697	15,400	126,522	194,474
Net (loss)/income	(158,932)	(22,725)	(92,053)	(229,838)
Net cash used in operating activities	(145,866)	(20,856)	(211,734)	(257,029)
Net cash used in investing activities	(20,888)	(2,987)	142,166	(97,533)
Net cash generated from financing activities	(130,683)	(18,689)	173,729	241,904
Net increase/(decrease) in cash, cash equivalents and restricted cash	(303,244)	$ (43,364)	97,753	(111,518)
Consolidated VIE
PRINCIPAL ACTIVITIES AND ORGANIZATION
Revenues	339,822		331,190	424,016
Cost of revenues	(83,361)		(97,076)	(136,865)
Net (loss)/income	16,211		(18,255)	(45,835)
Net cash used in operating activities	(60,925)		(54,515)	(4,070)
Net cash used in investing activities	(3,229)		(147,029)	(10,711)
Net cash generated from financing activities	(12,967)		52,700	185,800
Net increase/(decrease) in cash, cash equivalents and restricted cash	(77,121)		(148,844)	171,019
Cash, cash equivalents and restricted cash at beginning of the year	143,442		292,286	121,267
Cash, cash equivalents and restricted cash at end of the year	¥ 66,321		¥ 143,442	¥ 292,286